FINANCIAL STATEMENT SCHEDULE I FOR PARENT COMPANY	12 Months Ended
Sep. 30, 2019
Condensed Financial Information Disclosure [Abstract]
FINANCIAL STATEMENT SCHEDULE I
ADDITIONAL FINANCIAL INFORMATION—FINANCIAL STATEMENT SCHEDULE I
Q&K INTERNATIONAL GROUP LIMITED FINANCIAL INFORMATION FOR PARENT COMPANY
CONDENSED BALANCE SHEETS
(Renminbi in thousands, except share data and per share data, unless otherwise stated)

	As of September 30,
	2018	2019	2019
	RMB	RMB	USD Note 4
Assets
Cash and cash equivalents	49,880	101,157	14,152
Other receivables, deposits and other assets	1	1	—
Amounts due from subsidiaries and consolidated VIEs	344,580	522,124	73,047

Total assets	394,461	623,282	87,199

Liabilities
Accrued expenses and other current liabilities	6,020	—	—
Contingent earn-out liabilities	83,872	97,417	13,629
Deficit of investments in subsidiaries and consolidated VIEs	1,101,475	1,346,408	188,370

Total liabilities	1,191,367	1,443,825	201,999

Series B convertible redeemable preferred shares (US$0.00001 par value, 160,000,000 shares authorized, issued and outstanding; liquidation value of RMB202,312 and RMB233,350 as of September 30, 2018 and 2019, respectively)	205,723	316,765	44,317
Series C convertible redeemable preferred shares (US$0.00001 par value, 120,000,000 shares authorized, issued and outstanding; liquidation value of RMB242,530 and RMB287,231 as of September 30, 2018 and 2019, respectively)	235,681	272,633	38,143
Series C-1 convertible redeemable preferred shares (US$0.00001 par value, 103,500,000 shares authorized, issued and outstanding; liquidation value of RMB221,064 and RMB255,213 as of September 30, 2018 and 2019 , respectively )	202,639	236,320	33,062
Series C-2 convertible redeemable preferred shares (US$0.00001 par value, 273,360,850 shares authorized, issued and outstanding; liquidation value of RMB595,962 as of September 30, 2019)	—	599,767	83,910

Total mezzanine equity	644,043	1,425,485	199,432

Shareholders’ deficit:
Ordinary shares	27	27	4
Series A non-redeemable preferred shares	35,777	35,777	5,005
Accumulated deficits	(1,478,466)	(2,275,924)	(318,414)
Accumulated other comprehensive income (loss)	1,713	(5,908)	(827)

Total shareholders’ deficit	(1,440,949)	(2,246,028)	(314,232)

Total liabilities, mezzanine equity and shareholders’ deficit	394,461	623,282	87,199

CONDENSED STATEMENTS OF COMPREHENSIVE LOSS
(Renminbi in thousands, unless otherwise stated)

	For the Years Ended September 30,
	2017	2018	2019	2019
	RMB	RMB	RMB	USD Note 4
General and administrative expenses	(1,574)	(5,247)	(15,888)	(2,223)
Interest income	—	2,096	1,761	246
Fair value change of contingent earn-out liabilities	(5,165)	6,164	42,404	5,933

(Loss) Income before equity in losses of subsidiaries and consolidated VIEs	(6,739)	3,013	28,277	3,956
Equity in losses of subsidiaries and consolidated VIEs	(238,700)	(502,935)	(526,614)	(73,674)

Net loss	(245,439)	(499,922)	(498,337)	(69,718)
Foreign currency translation adjustments	(2,838)	4,551	(7,621)	(1,066)
Deemed dividend	(58,763)	(135,547)	(307,389)	(43,005)

Comprehensive loss	(307,040)	(630,918)	(813,347)	(113,789)

CONDENSED STATEMENTS OF CASH FLOWS
(Renminbi in thousands, unless otherwise stated)

	For the Years Ended September 30,
	2017	2018	2019	2019
	RMB	RMB	RMB	USD Note 4
Net cash provided by (used in) operating activities	14,103	(3,805)	(20,149)	(2,819)
Net cash used in investing activities	—	(341,213)	(460,663)	(64,449)
Net cash provided by financing activities	192,277	185,133	530,002	74,150
Effect of exchange rate changes	(237)	3,455	2,087	292

Net increase (decrease) in cash and cash equivalents	206,143	(156,430)	51,277	7,174
Cash and cash equivalents and restricted cash at the beginning of the year	167	206,310	49,880	6,978

Cash and cash equivalents and restricted cash at the end of the year	206,310	49,880	101,157	14,152

Note to Schedule I
1. Schedule I has been provided pursuant to the requirements of Rule
12-04(a)
and
5-04(c)
of Regulation
S-X,
which require condensed financial information as to the financial position, changes in financial position and results of operations of a parent company as of the same date and for the same period for which audited consolidated financial statements have been presented when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. The Company does not include condensed financial information as to the changes in deficit as such financial information is the same as the consolidated statements of changes in shareholders’ deficit.
2. The condensed financial information has been prepared using the same accounting policies as set out in the consolidated financial statements except that the equity method has been used to account for investments in its subsidiaries and consolidated VIEs. For the parent company, the Company records its investments in subsidiaries and consolidated VIEs under the equity method of accounting as prescribed in ASC 323, Investments—Equity Method and Joint Ventures. Such investments are presented on the Condensed Balance Sheets as ‘‘Investments in subsidiaries and consolidated VIEs’’ and the subsidiaries and consolidated VIEs’ losses as ‘‘Equity in losses of subsidiaries and consolidated VIEs’’ on the Condensed Statements of Comprehensive Loss. Ordinarily under the equity method, an investor in an equity method investee would cease to recognize its share of the losses of an investee once the carrying value of the investment has been reduced to nil absent an undertaking by the investor to provide continuing support and fund losses. For the purpose of Schedule I, the parent company has continued to reflect its share, based on its proportionate interest, the losses of subsidiaries and consolidated VIEs regardless of the carrying value of the investment even though the parent company is not obligated to provide continuing support or fund losses.
3. For the years ended September 30,
 2017,
2018 and 2019, there were no material contingencies, significant provisions of long-term obligations, guarantees of the Company.
4. Translations of balances in the additional financial information of Parent Company—Financial Statements Schedule I from RMB into US$ as of and for the year ended September 30, 2019 are solely for the convenience of the readers and were calculated at the rate of US$1.00= RMB7.1477, as set forth in H.10 statistical release of the Federal Reserve Board on
September

30
, 2019. The translation is not intended to imply that the RMB amounts could have been, or could be, converted, realized or settled into United States dollars at that rate on September 30, 201
9
, or at any other rate.